Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Oct. 09, 2023	Feb. 23, 2023	Feb. 21, 2023	Oct. 21, 2023
Subsequent Events [Line Items]
Minimum net worth to consummate business combination			$ 5,000,001
Stock redeemed or called during period, shares (in Shares)			32,164,837
Common stock par or stated value per share (in Dollars per share)			$ 0.0001
Share price (in Dollars per share)			$ 10.2
Stock redeemed or called during period, value			$ 328,092,029.6
Sponsor [Member] | Founder Shares [Member]
Subsequent Events [Line Items]
Sale of stock, number of shares issued in transaction (in Shares)	5,000
Sale of stock, price per share (in Dollars per share)	$ 1
Purchase price	$ 5,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Debt instrument, face amount			$ 10,447,000	$ 800,000
Long-term debt				$ 8,047,000
Proceeds received from working capital loan—related party		$ 3,247,000
Payment to acquire restricted investments		$ 2,400,000